SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & USE OF ESTIMATES. (Details Narrative)										3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 12, 2025 USD ($)	Aug. 28, 2025 USD ($) $ / shares shares	Jul. 16, 2025 USD ($)	Jul. 12, 2025 USD ($)	Jul. 08, 2025 USD ($)	Jun. 20, 2025 USD ($)	Apr. 25, 2025 USD ($)	Apr. 16, 2025 USD ($)	Apr. 03, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares	Sep. 30, 2025 USD ($) Segments $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	May 06, 2025 USD ($)	Sep. 06, 2024 shares	Aug. 19, 2024 shares
Product Information [Line Items]
Deposits														$ 6,000,000
Deposits description														The terms on this CD if flexible, there is no fixed maturity day on CD, and funds can be withdrawn at any time without penalty.
Cash and cash equivalents										$ 3,624,529		$ 3,624,529		$ 533,871	$ 6,201,137
Uninsured amount														283,871	5,951,137
Insured amount															250,000
Allowance estimated credit losses										158,584		158,584		285,486	216,083
Inventory obsolescence														776,638	24,216
Demonstration inventory												14,833		507,931
Capital assets net of depreciation														1,872,034
Property, Plant and Equipment, Net										1,102,417		1,102,417		1,872,034	952,811
Depreciation														$ 571,530	267,381
Estimated useful lives														15 years
Intangible property														$ 5,458,522	4,279,986
Amortization expense														$ 400,605	233,099
Annual interest														6.50%
Sales tax liability														$ 1,031	106
Accounts payable														559,256	223,040
Accounts payable related parties															223,040
Deferred revenue														337,815
Deferred revenue										$ 370,229		$ 370,229		$ 55,383	$ 213,114
Basic loss per share | $ / shares										$ (0.27)	$ (0.13)	$ (0.53)	$ (0.29)	$ (0.22)	$ (0.37)
Diluted loss per share | $ / shares										$ (0.27)	$ (0.13)	$ (0.53)	$ (0.29)	$ (0.22)	$ (0.37)
Contract asset										$ 462,160		$ 462,160		$ 759,658
Contract liabilities										1,552,846		$ 1,552,846		1,042,090
Revenue from contracts with customers														721,185
Number of operating segments | Segments												1
Cash										3,624,529		$ 3,624,529		533,871
Amount recognized as bad debt												(31,301)	$ 208,351	285,486
Amount recognized as bad debt												193,333		248,413
Accounts payable										1,592,530		1,592,530		182,559
Accounts payable affiliates										$ 531,268		$ 531,268		$ 27,988
Principal amount																$ 362,500
Warrant outstanding | shares										2,431,985		2,431,985
Minimum [Member]
Product Information [Line Items]
Estimated useful lives										6 years		6 years
Maximum [Member]
Product Information [Line Items]
Estimated useful lives										15 years		15 years
Note Purchase Agreement [Member]
Product Information [Line Items]
Principal amount	$ 2,111,111.12
Debt instrument, description	equal to 10% that resulted in the Company receiving net proceeds of $1,129,400 following deductions for expenses, including an 8% placement agency fee and 1% non-accountable allowance paid to RBW Capital Partners LLC (“RBW”), a division of Dawson James Securities, Inc
Net proceeds deductions for expenses	$ 1,129,400
Business Loan and Security Agreement [Member]
Product Information [Line Items]
Principal amount					$ 2,100,000		$ 1,500,000			$ 1,559,439		$ 1,559,439
Interest payments			$ 94,500		924,000		72,000
Administrative agent fee					100,000		$ 75,000
Interest payable										425,061		425,061
Warrant [Member]
Product Information [Line Items]
Warrant outstanding | shares														1,050,000			1,500,000	125,000
ICT Investments [Member]
Product Information [Line Items]
Unsecured loan				$ 30,000	101,000	$ 20,000		$ 400,000	$ 200,000	751,000		751,000
Interest amount				$ 3,000	$ 10,000	$ 2,000		$ 40,000	$ 20,000	75,000		75,000
Maturity date				Sep. 12, 2025	Sep. 08, 2025	Aug. 30, 2025		Jun. 30, 2025	May 31, 2025
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage														10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Product Information [Line Items]
Concentration risk percentage															0.00%
Warrant [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares														1,050,000	180,000
Accumulated Impairment Loss [Member]
Product Information [Line Items]
Impairment														$ 932,669	$ (0)
Non-Affiliate [Member]
Product Information [Line Items]
Accounts receivable										385,425		385,425		973,605	816,364
Related Party [Member]
Product Information [Line Items]
Accounts payable related parties										182,559		182,559		$ 27,988
Interest amount										$ 40,412.06		$ 40,412.06
New England Small Tube Corporation [Member]
Product Information [Line Items]
Accounts receivable, percentage										22.00%		22.00%		19.00%
Hydro Flask [Member]
Product Information [Line Items]
Accounts receivable, percentage										16.00%		16.00%
Electrical Automation Professionals [Member]
Product Information [Line Items]
Accounts receivable, percentage										11.00%		11.00%
Nebraska Public Power District [Member]
Product Information [Line Items]
Accounts receivable, percentage														10.20%
Phillips66 [Member]
Product Information [Line Items]
Accounts receivable, percentage														17.00%
Fisher and Payke lHealth care Ltd [Member]
Product Information [Line Items]
Accounts receivable, percentage														13.90%
Hudson Global Ventures LLC [Member]
Product Information [Line Items]
Principal amount	$ 455,000									$ 2,111,111		$ 2,111,111
Common stock commitment shares | shares		418,000
Issuance of warrant | shares		157,258
Conversion price | $ / shares		$ 4.34
Debt instrument, description	subject to a payment in the event of a default of 120% of the unpaid principal amount, accrued interest and all other amounts owing under the Notes, which amount increases by 5% every 30 days
Accrued and unpaid interest	$ 509,600
Hudson Global Ventures LLC [Member] | Convertible Promissory Note [Member]
Product Information [Line Items]
Principal amount		$ 455.0000
Conversion price | $ / shares		$ 4.34
Interest rate		12.00%
Amortization payments		$ 45,818
Percentage of accrued and unpaid interest		118.00%